Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis and Those not Carried at Fair Value
The following tables present the fair value of the Company's financial instruments classified by the valuation hierarchy described above. The financial instruments are separated between those measured at fair value on a recurring basis and those not carried at fair value, but for which disclosure of fair value is required.

	As of December 31, 2018
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Measured at fair value on a recurring basis:
Financial assets:
Fixed maturities, available-for-sale:
U.S. government and agencies	$432.8	$432.8	$—	$432.8	$—
State and political subdivisions	728.9	728.9	—	728.9	—
Corporate securities	23,691.4	23,691.4	—	23,405.8	285.6
Residential mortgage-backed securities	2,381.2	2,381.2	—	2,381.2	—
Commercial mortgage-backed securities	858.4	858.4	—	858.4	—
Collateralized loan obligations	912.6	912.6	—	912.6	—
Other debt obligations	1,174.0	1,174.0	—	1,123.2	50.8
Total fixed maturities, available-for-sale	30,179.3	30,179.3	—	29,842.9	336.4
Fixed maturities, trading	1,095.8	1,095.8	—	1,095.8	—
Marketable equity securities	97.7	97.7	85.2	12.0	0.5
Derivatives:
Index options	61.8	61.8	—	61.8	—
Foreign currency swaps	115.4	115.4	—	115.4	—
Other	1.7	1.7	0.2	1.5	—
Total derivatives	178.9	178.9	0.2	178.7	—
Total investments carried at fair value	31,551.7	31,551.7	85.4	31,129.4	336.9
Embedded derivative – Closed Block	67.0	67.0	—	—	67.0
Separate account assets	904.3	904.3	904.3	—
Total assets at fair value	$32,523.0	$32,523.0	$989.7	$31,129.4	$403.9
Financial liabilities:
Embedded derivatives – Indexed products	$871.5	$871.5	$—	$—	$871.5

Subject to fair value disclosure requirements:
Financial assets:
Mortgage loans	$6,485.1	$6,349.0	$—	$—	$6,349.0
Investments in limited partnerships, tax credit investments (1)	130.1	122.0	—	—	122.0
Cash and cash equivalents	227.3	227.3	227.3	—	—
Deposit asset	5,920.4	6,750.4	—	—	6,750.4
Financial liabilities:
Funds held under deposit contracts (2):
Deferred annuities	$22,797.7	$21,946.8	$—	$—	$21,946.8
Income annuities	474.6	470.4	—	—	470.4
Closed Block	6,594.4	6,750.4	—	—	6,750.4
Funds withheld liability (3)	5,656.9	6,084.5	—	—	6,084.5
_______________________

(1)	Fair value includes obligations for future investment contributions of $8.4, which is reflected as a liability on the consolidated balance sheets.

(2)	The carrying value of this balance excludes $8,407.6 of liabilities related to insurance contracts and embedded derivatives.

(3)	The carrying value of this balance excludes $(67.0) related to the Closed Block embedded derivative.

	As of December 31, 2017
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Measured at fair value on a recurring basis:
Financial assets:
Fixed maturities, available-for-sale:
U.S. government and agencies	$422.2	$422.2	$—	$422.2	$—
State and political subdivisions	792.4	792.4	—	792.4	—
Corporate securities	23,932.2	23,932.2	—	23,731.4	200.8
Residential mortgage-backed securities	2,472.8	2,472.8	—	2,472.8	—
Commercial mortgage-backed securities	795.7	795.7	—	795.6	0.1
Collateralized loan obligations	1,146.6	1,146.6	—	1,146.6	—
Other debt obligations	719.4	719.4	—	677.9	41.5
Total fixed maturities, available-for-sale	30,281.3	30,281.3	—	30,038.9	242.4
Marketable equity securities	755.7	755.7	722.6	26.8	6.3
Derivatives:
Index options	261.9	261.9	—	222.4	39.5
Foreign currency swaps	75.5	75.5	—	75.5	—
Other	1.7	1.7	0.2	1.5	—
Total derivatives	339.1	339.1	0.2	299.4	39.5
Total investments carried at fair value	31,376.1	31,376.1	722.8	30,365.1	288.2
Separate account assets	978.1	978.1	978.1	—	—
Total assets at fair value	$32,354.2	$32,354.2	$1,700.9	$30,365.1	$288.2
Financial liabilities:
Embedded derivatives – Indexed products	$797.5	$797.5	$—	$—	$797.5

Subject to fair value disclosure requirements:
Financial assets:
Mortgage loans	$6,241.2	$6,180.8	$—	$—	$6,180.8
Investments in limited partnerships, tax credit investments (1)	173.0	135.1	—	—	135.1
Cash and cash equivalents	347.5	347.5	347.5	—	—
Financial liabilities:
Funds held under deposit contracts (2):
Deferred annuities	$20,128.3	$19,943.3	$—	$—	$19,943.3
Closed Block	7,202.5	8,080.5	—	—	8,080.5
_______________________

(1)	Fair value includes obligations for future investment contributions of $32.8, which is reflected as a liability on the consolidated balance sheets.

(2)	The carrying value of this balance excludes $8,015.1 of liabilities related to insurance contracts and embedded derivatives.

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following tables present additional information about financial instruments measured at fair value on a recurring basis and for which the Company has utilized significant unobservable inputs (Level 3) to determine fair value for the year ended December 31, 2018:

						Unrealized Gains (Losses) Included in:
	Balance as of January 1, 2018	Purchases and Issues(1)	Sales and Settlements(1)	Transfers In and/or (Out) of Level 3(2)	Other(3)	Net Income(4)	Other Comprehensive Income (5)	Realized Gains (Losses)(4)	Balance as of December 31, 2018
Financial Assets:
Fixed maturities, available-for-sale:
Corporate securities	$200.8	$26.4	$—	$78.4	$(4.7)	$—	$(15.3)	$—	$285.6
Commercial mortgage-backed securities	0.1	—	—	—	(0.1)	—	—	—	—
Other debt obligations	41.5	12.1	—	—	0.1	—	(2.9)	—	50.8
Total fixed maturities, available-for-sale	242.4	38.5	—	78.4	(4.7)	—	(18.2)	—	336.4
Marketable equity securities	6.3	—	—	(5.8)	—	—	—	—	0.5
Derivatives:
Index options	39.5	—	—	(38.7)	—	0.9	—	(1.7)	—
Embedded derivative – Closed Block	—	—	—	—	—	67.0	—	—	67.0
Total Level 3 assets	$288.2	$38.5	$—	$33.9	$(4.7)	$67.9	$(18.2)	$(1.7)	$403.9
Financial Liabilities:
Embedded derivatives – Indexed products	$797.5	$179.4	$(16.9)	$—	$—	$(88.5)	$—	$—	$871.5
_______________

(1)	Issues and settlements are related to the Company's embedded derivative liabilities.

(2)
Transfers into Level 3 are generally the result of observable market information on a security no longer being available or utilized by pricing vendors. Transfers into and/or out of Level 3 are reported at the value as of the beginning of the period in which the transfer occurs. Gross transfers into Level 3 were $81.9 for the year ended December 31, 2018. Gross transfers out of Level 3 were $48.0 for the year ended December 31, 2018.

(3)	Other includes transactions such as pay downs, calls, amortization, and redemptions.

(4)	Amounts are included in net realized gains (losses) on the consolidated statements of income (loss). Amounts shown for financial liabilities are (gains) losses in net income.

(5)	Amounts are generally included in changes in unrealized gains (losses) on available-for-sale securities on the consolidated statements of comprehensive income (loss).
The following tables present additional information about financial instruments measured at fair value on a recurring basis and for which the Company has utilized significant unobservable inputs (Level 3) to determine fair value for the year ended December 31, 2017:

						Unrealized Gains (Losses) Included in:
	Balance as of January 1, 2017	Purchases and Issues(1)	Sales and Settlements(1)	Transfers In and/or (Out) of Level 3(2)	Other(3)	Net Income(4)	Other Comprehensive Income (5)	Realized Gains (Losses)(4)	Balance as of December 31, 2017
Financial Assets:
Fixed maturities, available-for-sale:
Corporate securities	$57.0	$87.9	$—	$57.2	$(9.0)	$—	$7.8	$(0.1)	$200.8
Commercial mortgage-backed securities	0.9	—	—	—	(0.8)	—	—	—	0.1
Other debt obligations	7.6	—	—	28.7	0.7	—	4.5	—	41.5
Total fixed maturities, available-for-sale	65.5	87.9	—	85.9	(9.1)	—	12.3	(0.1)	242.4
Marketable equity securities	5.9	—	—	0.1	—	—	0.3	—	6.3
Derivatives:
Index options	7.0	22.7	—	—	(14.5)	26.0	—	(1.7)	39.5
Other	—	0.9	—	—	(0.6)	—	—	(0.3)	—
Total derivatives	7.0	23.6	—	—	(15.1)	26.0	—	(2.0)	39.5
Total Level 3 assets	$78.4	$111.5	$—	$86.0	$(24.2)	$26.0	$12.6	$(2.1)	$288.2
Financial Liabilities:
Embedded derivatives – Indexed products	$532.4	$162.6	$(8.0)	$—	$(8.1)	$118.6	$—	$—	$797.5
_______________

(1)	Issues and settlements are related to the Company's embedded derivative liabilities.

(2)
Transfers into and/or out of Level 3 are reported at the value as of the beginning of the period in which the transfer occurs. Gross transfers into Level 3 were $86.0 for the year ended December 31, 2017. Gross transfers out of Level 3 were $0.0 for the year ended December 31, 2017.

(3)	Other includes transactions such as pay downs, calls, amortization and redemptions.

(4)	Amounts are included in net realized gains (losses) on the consolidated statements of income (loss). Amounts shown for financial liabilities are (gains) losses in net income.

(5)	Amounts are generally included in changes in unrealized gains (losses) on available-for-sale securities on the consolidated statements of comprehensive income (loss).

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following tables present additional information about financial instruments measured at fair value on a recurring basis and for which the Company has utilized significant unobservable inputs (Level 3) to determine fair value for the year ended December 31, 2018:

						Unrealized Gains (Losses) Included in:
	Balance as of January 1, 2018	Purchases and Issues(1)	Sales and Settlements(1)	Transfers In and/or (Out) of Level 3(2)	Other(3)	Net Income(4)	Other Comprehensive Income (5)	Realized Gains (Losses)(4)	Balance as of December 31, 2018
Financial Assets:
Fixed maturities, available-for-sale:
Corporate securities	$200.8	$26.4	$—	$78.4	$(4.7)	$—	$(15.3)	$—	$285.6
Commercial mortgage-backed securities	0.1	—	—	—	(0.1)	—	—	—	—
Other debt obligations	41.5	12.1	—	—	0.1	—	(2.9)	—	50.8
Total fixed maturities, available-for-sale	242.4	38.5	—	78.4	(4.7)	—	(18.2)	—	336.4
Marketable equity securities	6.3	—	—	(5.8)	—	—	—	—	0.5
Derivatives:
Index options	39.5	—	—	(38.7)	—	0.9	—	(1.7)	—
Embedded derivative – Closed Block	—	—	—	—	—	67.0	—	—	67.0
Total Level 3 assets	$288.2	$38.5	$—	$33.9	$(4.7)	$67.9	$(18.2)	$(1.7)	$403.9
Financial Liabilities:
Embedded derivatives – Indexed products	$797.5	$179.4	$(16.9)	$—	$—	$(88.5)	$—	$—	$871.5
_______________

(1)	Issues and settlements are related to the Company's embedded derivative liabilities.

(2)
Transfers into Level 3 are generally the result of observable market information on a security no longer being available or utilized by pricing vendors. Transfers into and/or out of Level 3 are reported at the value as of the beginning of the period in which the transfer occurs. Gross transfers into Level 3 were $81.9 for the year ended December 31, 2018. Gross transfers out of Level 3 were $48.0 for the year ended December 31, 2018.

(3)	Other includes transactions such as pay downs, calls, amortization, and redemptions.

(4)	Amounts are included in net realized gains (losses) on the consolidated statements of income (loss). Amounts shown for financial liabilities are (gains) losses in net income.

(5)	Amounts are generally included in changes in unrealized gains (losses) on available-for-sale securities on the consolidated statements of comprehensive income (loss).
The following tables present additional information about financial instruments measured at fair value on a recurring basis and for which the Company has utilized significant unobservable inputs (Level 3) to determine fair value for the year ended December 31, 2017:

						Unrealized Gains (Losses) Included in:
	Balance as of January 1, 2017	Purchases and Issues(1)	Sales and Settlements(1)	Transfers In and/or (Out) of Level 3(2)	Other(3)	Net Income(4)	Other Comprehensive Income (5)	Realized Gains (Losses)(4)	Balance as of December 31, 2017
Financial Assets:
Fixed maturities, available-for-sale:
Corporate securities	$57.0	$87.9	$—	$57.2	$(9.0)	$—	$7.8	$(0.1)	$200.8
Commercial mortgage-backed securities	0.9	—	—	—	(0.8)	—	—	—	0.1
Other debt obligations	7.6	—	—	28.7	0.7	—	4.5	—	41.5
Total fixed maturities, available-for-sale	65.5	87.9	—	85.9	(9.1)	—	12.3	(0.1)	242.4
Marketable equity securities	5.9	—	—	0.1	—	—	0.3	—	6.3
Derivatives:
Index options	7.0	22.7	—	—	(14.5)	26.0	—	(1.7)	39.5
Other	—	0.9	—	—	(0.6)	—	—	(0.3)	—
Total derivatives	7.0	23.6	—	—	(15.1)	26.0	—	(2.0)	39.5
Total Level 3 assets	$78.4	$111.5	$—	$86.0	$(24.2)	$26.0	$12.6	$(2.1)	$288.2
Financial Liabilities:
Embedded derivatives – Indexed products	$532.4	$162.6	$(8.0)	$—	$(8.1)	$118.6	$—	$—	$797.5
_______________

(1)	Issues and settlements are related to the Company's embedded derivative liabilities.

(2)
Transfers into and/or out of Level 3 are reported at the value as of the beginning of the period in which the transfer occurs. Gross transfers into Level 3 were $86.0 for the year ended December 31, 2017. Gross transfers out of Level 3 were $0.0 for the year ended December 31, 2017.

(3)	Other includes transactions such as pay downs, calls, amortization and redemptions.

(4)	Amounts are included in net realized gains (losses) on the consolidated statements of income (loss). Amounts shown for financial liabilities are (gains) losses in net income.

(5)	Amounts are generally included in changes in unrealized gains (losses) on available-for-sale securities on the consolidated statements of comprehensive income (loss).